Current and long-term debt - KEXIM credit facility (Details)		1 Months Ended		12 Months Ended
	Jul. 18, 2014 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2014 USD ($) repayment_installment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 vessel
Disclosure of detailed information about borrowings [line items]
Write-offs of deferred financing fees related to repayment of debt					$ 12,000,000
Debt outstanding		$ 2,910,315,000		$ 2,552,473,000	2,910,315,000
KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 429,600,000.0
Borrowings, Number Of Consecutive Semi-Annual Repayments Installments | repayment_installment			10
Net debt to capitalization ratio			0.60
Consolidated tangible net worth			$ 1,000,000,000.0
Cumulative positive net income			25.00%
Net proceeds of equity issuance			50.00%
Minimum ratio for fair value of vessels		155.00%
Repayments				$ 33,700,000
Number of vessels				5
Repayments Of Borrowings, Unscheduled, Classified As Financing Activities				$ 66,600,000
Write-offs of deferred financing fees related to repayment of debt				1,200,000
Debt outstanding		$ 299,300,000		$ 199,000,000	$ 299,300,000
KEXIM Credit Facility- KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 300,600,000.0
Borrowings instrument term			12 years
Borrowings Maturity, Term, After Delivery Date			12 years
KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 129,000,000
Borrowings instrument term			15 years
Borrowings Maturity, Term, After Delivery Date			6 years
Floating Rate Guaranteed Notes Due 2019 Member - KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 125,250,000.00
Optional guarantee, term	5 years
Construction in progress [member] | Newbuilding Program [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels purchased and delivered | vessel						18
Consolidated Liquidity Requirement - Scenario One [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel			500,000
Consolidated liquidity requirement per each chartered-in vessel			$ 250,000
London Interbank Offered Rate (LIBOR) [Member] | KEXIM Credit Facility- KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.25%
London Interbank Offered Rate (LIBOR) [Member] | Later than one year and not later than five years [member] | KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.25%
London Interbank Offered Rate (LIBOR) [Member] | Later than five years [member] | KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.75%